Additional Information to the Items of Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of additional information [text block] [Abstract]
Schedule of additional information to the items of profit or loss
	Six months ended June 30,		Year Ended December 31,
	2021	2020	2020
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$183	$181	$322
Share-based payment	17	100	69
Clinical studies	49	1	-
Regulatory, professional and other expenses	322	178	119
Research and preclinical studies	142	33	139
Chemistry and formulations	249	-	-

	962	493	649

b. General and administrative expenses:

Wages and related expenses	99	106	237
Share-based payment	7	69	22
Professional and directors’ fees	884	679	1,283
Business development expenses	-	5	58
Office maintenance, rent and other expenses	55	53	182
Investor relations and business expenses	562	7	22
Regulatory expenses	58	51	98

	$1,665	$970	1,902